Provisions for Contingent Loans Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of credit risk for contingent loans
	Outstanding exposure		ECL
	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	348,774	439,669	8,690	3,754
Confirmed foreign letters of credit	120,971	91,270	107	3
Issued foreign letters of credit	303,224	358,755	468	200
Performance guarantees	2,697,608	2,366,953	24,205	7,029
Undrawn credit lines	9,347,863	8,651,193	109,849	82,033
Other commitments	72,355	78,951	170	30
Total	12,890,795	11,986,791	143,489	93,049

Schedule of provisions for credit risk for contingent loans
	Provisions for credit risk for contingent loans	Total
	MCh$	MCh$
Balances as of January 1, 2021	98,181	98,181
Provisions established	—	—
Provisions used	(5,132)	(5,132)
Provisions released	—	—
Foreign exchange adjustments	—	—
Balances as of December 31, 2021	93,049	93,049
Provisions established	50,440	50,440
Provisions used	—	—
Provisions released	—	—
Foreign exchange adjustments	—	—
Balances as of December 31, 2022	143,489	143,489

Schedule of changes in outstanding exposures and corresponding allowance
	Changes as of December 31, 2022
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2022	10,968,881	30,681	4,579,194	57,965	3,459,715	94,339	214,276	8,306	167,633	56,154	280,313	70,594	2,320	802	19,672,332	318,841
Net change on Balance *	1,146,093	(5,301)	(110,736)	(11,628)	(218,018)	19,888	(60,023)	4,870	(23,535)	1,065	(4,502)	56,158	993	428	730,272	65,480
Transfer to Stage 1	3,420,173	33,979	901,257	30,100	(3,419,679)	(33,865)	(892,717)	(28,450)	(494)	(114)	(8,540)	(1,650)	—	—	—	—
Transfer to Stage 2	(563,832)	(1,178)	(1,119,924)	(13,749)	566,547	1,667	1,168,769	20,952	(2,715)	(489)	(48,845)	(7,203)	—	—	—	—
Transfer to Stage 3	(9,385)	(44)	(17,019)	(973)	(93,970)	(5,132)	(130,928)	(14,807)	103,354	5,176	147,948	15,780	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	(19,277)	—	(21,966)	—	7,754	—	22,854	—	16,753	—	9,448	—	—	—	15,566
Refinements to models used for calculation	—	29,263	—	7,218	—	(29,670)	—	(1,446)	—	1,500	—	—	—	(307)	—	6,558
Amounts written off	(2)	(2)	(2)	(2)	(16)	(16)	(30)	(30)	(26,788)	(26,788)	(56,977)	(56,977)	(142)	(142)	(83,957)	(83,957)
Foreign exchange adjustments	(26,060)	(989)	(59)	(150)	14,932	(286)	(2)	(2)	1,325	418	(38)	(12)	—	—	(9,902)	(1,021)
Subtotal Commercial loans	14,935,868	67,132	4,232,711	46,815	309,511	54,679	299,345	12,247	218,780	53,675	309,359	86,138	3,171	781	20,308,745	321,467

Mortgage loans
Balance as of January 1, 2022	—	—	9,608,872	8,266	—	—	449,804	12,115	—	—	287,818	18,601	34	4	10,346,528	38,986
Net change on Balance *	—	—	1,074,711	2,120	—	—	21,391	11,491	—	—	(9,228)	10,037	(34)	(4)	1,086,840	23,644
Transfer to Stage 1	—	—	1,660,510	45,169	—	—	(1,620,547)	(41,432)	—	—	(39,963)	(3,737)	—	—	—	—
Transfer to Stage 2	—	—	(1,842,069)	(3,667)	—	—	1,966,976	12,895	—	—	(124,907)	(9,228)	—	—	—	—
Transfer to Stage 3	—	—	(11,323)	(84)	—	—	(95,613)	(12,562)	—	—	106,936	12,646	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	(42,189)	—	—	—	42,489	—	—	—	(3,423)	—	—	—	(3,123)
Refinements to models used for calculation	—	—	—	5,645	—	—	—	(3,460)	—	—	—	—	—	—	—	2,185
Amounts written off	—	—	(11)	(11)	—	—	17	17	—	—	(11,052)	(11,052)	—	—	(11,046)	(11,046)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	10,490,690	15,249	—	—	722,028	21,553	—	—	209,604	13,844	—	—	11,422,322	50,646

Consumer loans
Balance as of January 1, 2022	—	—	3,739,887	153,994	—	—	287,814	49,109	—	—	218,029	111,804	1,283	762	4,247,013	315,669
Net change on Balance *	—	—	961,038	159,017	—	—	(52,847)	14,962	—	—	9,800	92,191	708	484	918,699	266,654
Transfer to Stage 1	—	—	986,727	165,534	—	—	(976,316)	(159,538)	—	—	(10,411)	(5,996)	—	—	—	—
Transfer to Stage 2	—	—	(1,360,916)	(125,259)	—	—	1,429,394	155,549	—	—	(68,478)	(30,290)	—	—	—	—
Transfer to Stage 3	—	—	(21,686)	(3,677)	—	—	(227,370)	(104,895)	—	—	249,056	108,572	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	(104,217)	—	—	—	137,853	—	—	—	28,215	—	—	—	61,851
Refinements to models used for calculation	—	—	—	(17,927)	—	—	—	(6,277)	—	—	—	—	—	(1)	—	(24,205)
Amounts written off	—	—	(96)	(96)	—	—	(32)	(32)	—	—	(170,324)	(170,324)	(24)	(24)	(170,476)	(170,476)
Foreign exchange adjustments	—	—	(27)	3	—	—	26	1	—	—	(5)	(1)	—	—	(6)	3
Subtotal Consumer loans	—	—	4,304,927	227,372	—	—	460,669	86,732	—	—	227,667	134,171	1,967	1,221	4,995,230	449,496

Total	14,935,868	67,132	19,028,328	289,436	309,511	54,679	1,482,042	120,532	218,780	53,675	746,630	234,153	5,138	2,002	36,726,297	821,609

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

	Changes as of December 31, 2021
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2021	8,918,334	45,372	4,291,198	84,155	3,661,811	166,189	199,810	12,103	204,449	89,711	322,124	82,576	3,871	1,284	17,601,597	481,390
Net change on Balance *	1,750,645	(13,624)	390,327	9,809	(209,088)	(70,947)	(51,073)	(220)	(44,630)	(24,393)	(29,657)	40,040	(467)	458	1,806,057	(58,877)
Transfer to Stage 1	797,576	5,149	767,931	40,313	(797,576)	(5,149)	(767,917)	(40,307)	—	—	(14)	(6)	—	—	—	—
Transfer to Stage 2	(721,413)	(3,268)	(858,851)	(16,615)	732,462	4,870	921,908	26,896	(11,049)	(1,602)	(63,057)	(10,281)	—	—	—	—
Transfer to Stage 3	(2,720)	(12)	(19,103)	(892)	(32,441)	(5,785)	(88,525)	(12,720)	35,162	5,797	107,627	13,612	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,627)	—	(28,741)	—	9,793	—	26,879	—	7,344	—	6,553	—	—	—	19,201
Refinements to models used for calculation	—	(995)	—	(30,368)	—	(7,357)	—	(4,188)	—	2,415	—	(4,912)	—	144	—	(45,261)
Amounts written off	—	—	(27)	(27)	—	—	(156)	(156)	(25,470)	(25,470)	(57,398)	(57,398)	(1,084)	(1,084)	(84,135)	(84,135)
Foreign exchange adjustments	226,459	686	7,719	331	104,547	2,725	229	19	9,171	2,352	688	410	—	—	348,813	6,523
Subtotal Commercial loans	10,968,881	30,681	4,579,194	57,965	3,459,715	94,339	214,276	8,306	167,633	56,154	280,313	70,594	2,320	802	19,672,332	318,841

Mortgage loans
Balance as of January 1, 2021	—	—	8,664,761	7,657	—	—	401,997	6,221	—	—	320,200	20,744	414	30	9,387,372	34,652
Net change on Balance*	—	—	1,011,262	(1,521)	—	—	(11,005)	1,118	—	—	(30,009)	6,758	(380)	(28)	969,868	6,327
Transfer to Stage 1	—	—	1,221,879	18,069	—	—	(1,221,879)	(18,069)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(1,281,402)	(2,077)	—	—	1,332,093	4,084	—	—	(50,691)	(2,007)	—	—	—	—
Transfer to Stage 3	—	—	(7,604)	(53)	—	—	(51,395)	(4,240)	—	—	58,999	4,293	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(15,782)	—	—	—	19,309	—	—	—	(1,159)	—	—	—	2,368
Refinements to models used for calculation	—	—	—	1,997	—	—	—	3,699	—	—	—	653	—	2	—	6,351
Amounts written off	—	—	(24)	(24)	—	—	(7)	(7)	—	—	(10,681)	(10,681)	—	—	(10,712)	(10,712)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	9,608,872	8,266	—	—	449,804	12,115	—	—	287,818	18,601	34	4	10,346,528	38,986

Consumer loans
Balance as of January 1, 2021	—	—	3,295,502	145,399	—	—	324,440	49,789	—	—	327,102	124,357	1,677	520	3,948,721	320,065
Net change on Balance *	—	—	543,272	36,335	—	—	(67,751)	(6,166)	—	—	(36,418)	71,045	(381)	(83)	438,722	101,131
Transfer to Stage 1	—	—	787,325	117,574	—	—	(787,325)	(117,574)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(879,653)	(57,076)	—	—	943,398	79,524	—	—	(63,745)	(22,448)	—	—	—	—
Transfer to Stage 3	—	—	(12,205)	(1,485)	—	—	(124,873)	(46,739)	—	—	137,078	48,224	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(76,550)	—	—	—	91,107	—	—	—	12,985	—	—	—	27,542
Refinements to models used for calculation	—	—	—	(10,338)	—	—	—	(561)	—	—	—	23,657	—	338	—	13,096
Amounts written off	—	—	(46)	(46)	—	—	(291)	(291)	—	—	(146,024)	(146,024)	(13)	(13)	(146,374)	(146,374)
Foreign exchange adjustments	—	—	5,692	181	—	—	216	20	—	—	36	8	—	—	5,944	209
Subtotal Consumer loans	—	—	3,739,887	153,994	—	—	287,814	49,109	—	—	218,029	111,804	1,283	762	4,247,013	315,669

Total	10,968,881	30,681	17,927,953	220,225	3,459,715	94,339	951,894	69,530	167,633	56,154	786,160	200,999	3,637	1,568	34,265,873	673,496

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$5,907 million and Ch$4,178 million as of December 31, 2022 and 2021, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

Schedule of the credit quality and the maximum exposure to credit risk
39.	Expected credit losses:

(a)	The composition is as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$

Expense of allowances established for credit risk	418,416	93,710	520,307
Expense of provisions for contingent loans	51,445	(5,132)	73,210
Recovery of written-off credits	(65,740)	(70,407)	(41,759)
Impairments for credit risk from financial assets at fair value through other comprehensive income	8,009	1,001	(4,652)
Total	412,130	19,172	547,106

(b)	Summary of the expense of provisions constituted for credit risk and expected credit losses:

	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2022	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	1,792	—	1,792
Allowances released	—	—	—
Subtotal	1,792	—	1,792
Commercial loans
Allowances established	23,542	67,256	90,798
Allowances released	—	—	—
Subtotal	23,542	67,256	90,798
Residential mortgage loans
Allowances established	—	22,706	22,706
Allowances released	—	—	—
Subtotal	—	22,706	22,706
Consumer loans
Allowances established	—	303,120	303,120
Allowances released	—	—	—
Subtotal	—	303,120	303,120
Expense of allowances established for credit risk	25,334	393,082	418,416

Contingent loans
Loans and advances to Banks
Commercial loans			30,645
Consumer loans			20,800
Expenses of provisions for contingent loans			51,445

Impairments for credit risk from financial assets at fair value through other comprehensive income			8,009

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(26,554)
Residential mortgage loans			(10,481)
Consumer loans			(28,705)
Subtotal			(65,740)
Total Expected Credit Losses			412,130

	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2021	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	—	—	—
Allowances released	(377)	—	(377)
Subtotal	(377)	—	(377)
Commercial loans
Allowances established	—	50,433	50,433
Allowances released	(113,370)	—	(113,370)
Subtotal	(113,370)	50,433	(62,937)
Residential mortgage loans
Allowances established	—	15,046	15,046
Allowances released	—	—	—
Subtotal	—	15,046	15,046
Consumer loans
Allowances established	—	141,978	141,978
Allowances released	—	—	—
Subtotal	—	141,978	141,978
Expense of allowances established for credit risk	(113,747)	207,457	93,710

Contingent loans
Loans and advances to Banks			—
Commercial loans			3,784
Consumer loans			(8,916)
Expenses of provisions for contingent loans			(5,132)

Impairments for credit risk from financial assets at fair value through other comprehensive income			1,001

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(15,480)
Residential mortgage loans			(7,922)
Consumer loans			(47,005)
Subtotal			(70,407)
Total Expected Credit Losses			19,172

	Expense of provisions constituted in the year
As of December 31, 2020	Evaluation
	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	348	—	348
Allowances released	—	—	—
Subtotal	348	—	348
Commercial loans
Allowances established	207,611	88,278	295,889
Allowances released	—	—	—
Subtotal	207,611	88,278	295,889
Residential mortgage loans
Allowances established	—	4,607	4,607
Allowances released	—	—	—
Subtotal	—	4,607	4,607
Consumer loans
Allowances established	—	219,463	219,463
Allowances released	—	—	—
Subtotal	—	219,463	219,463
Expense of allowances established for credit risk	207,959	312,348	520,307

Contingent loans
Loans and advances to Banks			—
Commercial loans			11,664
Consumer loans			61,546
Expenses of provisions for contingent loans			73,210

Impairments for credit risk from financial assets at fair value through other comprehensive income			(4,652)

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(8,599)
Residential mortgage loans			(3,377)
Consumer loans			(29,783)
Subtotal			(41,759)
Total Expected Credit Losses			547,106

Warranty by Endorsement and Sureties [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of credit quality and maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	340,789	575	—	—	—	—	341,364	403,479	567	28,453	—	—	—	432,499
Substandard	—	—	7,362	—	—	—	7,362	—	—	7,170	—	—	—	7,170
Non-complying	—	—	—	—	48	—	48	—	—	—	—	—	—	—
Total	340,789	575	7,362	—	48	—	348,774	403,479	567	35,623	—	—	—	439,669

Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	403,479	239	567	2	35,623	3,513	—	—	—	—	—	—	439,669	3,754
Net change on exposures	(103,737)	(984)	7	4	(7,176)	148	—	—	—	—	—	—	(110,906)	(832)
Transfer to Stage 1	83,148	65	801	—	(83,148)	(65)	(801)	—	—	—	—	—	—	—
Transfer to Stage 2	(58,751)	(15)	(794)	(2)	58,751	15	794	2	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	(52)	(6)	—	—	52	6	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	507	—	2	—	—	—	(2)	—	(6)	—	—	—	501
Refinements to models used for calculation	—	2,063	—	1	—	3,872	—	—	—	—	—	—	—	5,936
Foreign exchange adjustments	16,650	(166)	(6)	—	3,364	(503)	7	—	(4)	—	—	—	20,011	(669)
Total	340,789	1,709	575	7	7,362	6,974	—	—	48	—	—	—	348,774	8,690
Outstanding exposure as of January 1, 2021	186,051	174	131	—	32,267	264	—	—	5,630	5,630	—	—	224,079	6,068
Net change on exposures	168,112	26	369	1	(6,416)	(153)	—	—	—	—	—	—	162,065	(126)
Transfer to Stage 1	3,870	8	320	—	(3,870)	(8)	(320)	—	—	—	—	—	—	—
Transfer to Stage 2	(2,300)	(2)	(313)	—	8,859	6,561	313	—	(6,559)	(6,559)	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	—	—	(3,367)	—	—	—	—	—	—	—	(3,369)
Refinements to models used for calculation	—	—	—	1	—	—	—	—	—	—	—	—	—	1
Foreign exchange adjustments	47,746	35	60	—	4,783	216	7	—	929	929	—	—	53,525	1,180
Total	403,479	239	567	2	35,623	3,513	—	—	—	—	—	—	439,669	3,754

Confirmed Foreign Letters of Credit [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	91,270	3	—	—	—	—	—	—	—	—	—	—	91,270	3
Net change on exposures	38,737	(89)	—	—	—	—	—	—	—	—	—	—	38,737	(89)
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	207	—	—	—	—	—	—	—	—	—	—	—	207
Foreign exchange adjustments	(9,036)	(14)	—	—	—	—	—	—	—	—	—	—	(9,036)	(14)
Total	120,971	107	—	—	—	—	—	—	—	—	—	—	120,971	107
Outstanding exposure as of January 1, 2021	58,063	10	236	—	—	—	—	—	—	—	—	—	58,299	10
Net change on exposures	18,244	(8)	(239)	—	—	—	—	—	—	—	—	—	18,005	(8)
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	14,963	1	3	—	—	—	—	—	—	—	—	—	14,966	1
Total	91,270	3	—	—	—	—	—	—	—	—	—	—	91,270	3

Schedule of the credit quality and the maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	120,971	—	—	—	—	—	120,971	91,270	—	—	—	—	—	91,270
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	120,971	—	—	—	—	—	120,971	91,270	—	—	—	—	—	91,270

Issued Foreign Letters of Credit [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of credit quality and maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	302,839	385	—	—	—	—	303,224	277,639	1,578	79,392	26	—	—	358,635
Substandard	—	—	—	—	—	—	—	—	—	120	—	—	—	120
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	302,839	385	—	—	—	—	303,224	277,639	1,578	79,512	26	—	—	358,755

Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	277,639	121	1,578	4	79,512	75	26	—	—	—	—	—	358,755	200
Net change on exposures	(43,045)	461	(1,231)	(2)	(22,502)	(44)	—	—	—	—	—	—	(66,778)	415
Transfer to Stage 1	56,855	17	26	—	(56,855)	(17)	(26)	—	—	—	—	—	—	—
Transfer to Stage 2	(153)	—	—	—	153	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	62	—	—	—	—	—	—	—	—	—	—	—	62
Refinements to models used for calculation	—	(186)	—	2	—	(13)	—	—	—	—	—	—	—	(197)
Foreign exchange adjustments	11,543	(12)	12	—	(308)	—	—	—	—	—	—	—	11,247	(12)
Total	302,839	463	385	4	—	1	—	—	—	—	—	—	303,224	468
Outstanding exposure as of January 1, 2021	298,841	129	1,881	—	42,941	106	—	—	—	—	—	—	343,663	235
Net change on exposures	(59,551)	(32)	(503)	13	45,249	(36)	(1)	—	—	—	—	—	(14,806)	(55)
Transfer to Stage 1	19,728	14	—	—	(19,728)	(14)	—	—	—	—	—	—	—	—
Transfer to Stage 2	(788)	(1)	(25)	—	788	1	25	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(1)	—	—	—	—	—	—	—	—	—	—	—	(1)
Refinements to models used for calculation	—	—	—	(11)	—	—	—	—	—	—	—	—	—	(11)
Foreign exchange adjustments	19,409	12	225	2	10,262	18	2	—	—	—	—	—	29,898	32
Total	277,639	121	1,578	4	79,512	75	26	—	—	—	—	—	358,755	200

Performance Guarantees [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of credit quality and maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	2,535,072	50,203	6,639	1,921	—	—	2,593,835	1,718,639	45,140	572,081	307	—	—	2,336,167
Substandard	—	—	86,748	—	—	—	86,748	—	—	28,697	—	—	—	28,697
Non-complying	—	—	—	—	16,872	153	17,025	—	—	—	—	1,728	361	2,089
Total	2,535,072	50,203	93,387	1,921	16,872	153	2,697,608	1,718,639	45,140	600,778	307	1,728	361	2,366,953

Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	1,718,639	1,468	45,140	195	600,778	4,253	307	3	1,728	1,111	361	(1)	2,366,953	7,029
Net change on exposures	388,963	1,522	7,426	271	(48,974)	11,102	(509)	(21)	(7,440)	(5,397)	(440)	—	339,026	7,477
Transfer to Stage 1	636,908	5,730	3,371	54	(636,908)	(5,730)	(3,371)	(54)	—	—	—	—	—	—
Transfer to Stage 2	(200,555)	(103)	(5,641)	(47)	200,555	103	5,831	47	—	—	(190)	—	—	—
Transfer to Stage 3	(122)	—	(88)	(1)	(22,464)	(1,344)	(334)	(8)	22,586	1,344	422	9	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,983)	—	(18)	—	457	—	62	—	6,516	—	(9)	—	4,025
Refinements to models used for calculation	—	4,742	—	346	—	918	—	12	—	(293)	—	—	—	5,725
Foreign exchange adjustments	(8,761)	(38)	(5)	(1)	400	(12)	(3)	—	(2)	—	—	—	(8,371)	(51)
Total	2,535,072	10,338	50,203	799	93,387	9,747	1,921	41	16,872	3,281	153	(1)	2,697,608	24,205
Outstanding exposure as of January 1, 2022	1,573,058	2,790	46,523	917	589,838	6,422	615	3	3,851	2,992	485	—	2,214,370	13,124
Net change on exposures	72,215	(1,284)	(716)	16	21,365	(2,636)	(882)	(47)	(1,870)	(1,491)	(344)	—	89,768	(5,442)
Transfer to Stage 1	166,106	247	3,381	84	(166,106)	(247)	(3,381)	(84)	—	—	—	—	—	—
Transfer to Stage 2	(149,250)	(277)	(3,911)	(77)	150,330	1,131	3,998	77	(1,080)	(854)	(87)	—	—	—
Transfer to Stage 3	(62)	—	(260)	(5)	(765)	(79)	(47)	(5)	827	79	307	10	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(58)	—	(27)	—	(362)	—	67	—	374	—	(11)	—	(17)
Refinements to models used for calculation	—	(2)	—	(716)	—	(4)	—	(8)	—	11	—	—	—	(719)
Foreign exchange adjustments	56,572	52	123	3	6,116	28	4	—	—	—	—	—	62,815	83
Total	1,718,639	1,468	45,140	195	600,778	4,253	307	3	1,728	1,111	361	(1)	2,366,953	7,029

Undrawn Credit Lines [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of credit quality and maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,250,186	7,857,056	855	221,940	—	—	9,330,037	1,178,448	7,130,566	133,391	180,023	13	—	8,622,441
Substandard	—	—	4,948	—	—	—	4,948	—	—	4,421	—	—	—	4,421
Non-complying	—	—	—	—	789	12,089	12,878	—	—	—	—	719	23,612	24,331
Total	1,250,186	7,857,056	5,803	221,940	789	12,089	9,347,863	1,178,448	7,130,566	137,812	180,023	732	23,612	8,651,193

Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	1,178,448	575	7,130,566	69,990	137,812	485	180,023	1,130	732	332	23,612	9,521	8,651,193	82,033
Net change on exposures	(59,843)	133	833,590	40,046	(44)	272	(55,356)	15	(505)	(210)	(7,677)	329	710,165	40,585
Transfer to Stage 1	148,946	306	641,127	6,856	(148,928)	(299)	(637,188)	(4,617)	(18)	(7)	(3,939)	(2,239)	—	—
Transfer to Stage 2	(16,871)	(26)	(728,386)	(9,368)	16,969	72	737,467	12,933	(98)	(46)	(9,081)	(3,565)	—	—
Transfer to Stage 3	(105)	—	(5,653)	(75)	(580)	(9)	(3,599)	(22)	685	9	9,252	97	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(162)	—	604	—	(46)	—	(7,633)	—	139	—	1,758	—	(5,340)
Refinements to models used for calculation	—	350	—	(7,378)	—	(412)	—	(117)	—	160	—	—	—	(7,397)
Foreign exchange adjustments	(389)	1	(14,188)	(79)	574	—	593	(6)	(7)	(4)	(78)	56	(13,495)	(32)
Total	1,250,186	1,177	7,857,056	100,596	5,803	63	221,940	1,683	789	373	12,089	5,957	9,347,863	109,849
Outstanding exposure as of January 1, 2021	1,055,119	1,236	6,244,331	65,078	142,328	1,038	182,812	3,268	857	420	24,935	7,704	7,650,382	78,744
Net change on exposures	110,630	(647)	493,150	4,207	(5,814)	(598)	(32,854)	(1,345)	(446)	(219)	(4,328)	(125)	560,338	1,273
Transfer to Stage 1	21,447	28	547,431	6,216	(21,447)	(28)	(547,431)	(6,216)	—	—	—	—	—	—
Transfer to Stage 2	(20,684)	(48)	(562,964)	(6,833)	20,850	159	568,515	8,760	(166)	(111)	(5,551)	(1,927)	—	—
Transfer to Stage 3	(62)	—	(4,738)	(68)	(386)	(28)	(2,046)	(33)	448	28	6,784	101	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	370	—	(73)	—	(3,159)	—	192	—	1,306	—	(1,366)
Refinements to models used for calculation	—	—	—	(1,574)	—	—	—	(224)	—	1	—	2,032	—	235
Foreign exchange adjustments	11,998	8	413,356	2,594	2,281	15	11,027	79	39	21	1,772	430	440,473	3,147
Total	1,178,448	575	7,130,566	69,990	137,812	485	180,023	1,130	732	332	23,612	9,521	8,651,193	82,033

Other Commitments [Member]
Provisions for Contingent Loans Credit Risk [Abstract]
Schedule of changes in outstanding exposures and corresponding allowance
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2022	78,951	30	—	—	—	—	—	—	—	—	—	—	78,951	30
Net change on exposures	(6,596)	85	—	—	—	—	—	—	—	—	—	—	(6,596)	85
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	55	—	—	—	—	—	—	—	—	—	—	—	55
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	72,355	170	—	—	—	—	—	—	—	—	—	—	72,355	170
Outstanding exposure as of January 1, 2021	107,707	—	—	—	—	—	—	—	—	—	—	—	107,707	—
Net change on exposures	(28,756)	30	—	—	—	—	—	—	—	—	—	—	(28,756)	30
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	78,951	30	—	—	—	—	—	—	—	—	—	—	78,951	30

Schedule of the credit quality and the maximum exposure to credit risk
	As of December 31, 2022							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	72,355	—	—	—	—	—	72,355	78,951	—	—	—	—	—	78,951
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	72,355	—	—	—	—	—	72,355	78,951	—	—	—	—	—	78,951